GMO TRUST

                       SUPPLEMENT DATED FEBRUARY 7, 1996
                                       TO
                        PROSPECTUS DATED JANUARY 1, 1996


GMO Short-Term Income Fund and GMO Foreign Fund - Fee Changes

         Effective February 7, 1996, Grantham, Mayo, Van Otterloo & Co. ("GMO"), will amend its voluntary fee waiver and expense limitation policy to effectively lower the total fees of the GMO Short-Term Income Fund and the GMO Foreign Fund, as described below:

GMO Short-Term Income Fund: Total Fund Operating Expenses will be lowered from 0.25% to 0.20%.

GMO Foreign Fund: While the expense limitation will remain at 0.75% for this Fund, the limitation will now include custodial expenses, which have been estimated to be 0.13% during the Fund's first year of operations. Thus, the Total Fund Operating Expenses have effectively been lowered from an estimated 0.88% during the first year to 0.75%. The GMO Foreign Fund has not yet commenced operations but is expected to be open in April.


Attached to this Supplement is a revised Schedule of Fees and Expenses reflecting the changes described above.

                                 SCHEDULE OF FEES AND EXPENSES

GMO FUND NAME                     SHAREHOLDER TRANSACTION EXPENSES        ANNUAL FUND OPERATING EXPENSES

                                  Cash Purchase
                                  Premium (as a     Redemption Fees      Management             Total Fund
                                  percentage of   (as a percentage of  Fees after Fee   Other    Operating
                                amount invested)1  amount redeemed)2      Waiver3     Expenses3  Expenses3
Core Fund                              .17%             None               .45%          .03%      .48%

Tobacco-Free Core Fund                 .17%             None               .23%          .25%      .48%

Value Allocation Fund                  .15%             None               .56%          .05%      .61%

Growth Allocation Fund                 .17%             None               .42%          .06%      .48%

U.S. Sector Allocation Fund            .17%             None               .40%          .08%      .48%

Core II Secondaries Fund               .75%             .75%               .39%          .09%      .48%

Fundamental Value Fund                 .15%             None               .68%          .07%      .75%

International Core Fund                .75%             None               .59%7         .10%7     .69%

Currency Hedged
  International Core Fund              .75%             None               .43%          .26%12    .69%

Foreign Fund                           None             None               .57%          .18%12    .75%

International Small
    Companies Fund                    1.25%             .75%               .47%          .29%      .76%

Japan Fund                             .40%             .70%               .58%11        .30%9     .88%

Emerging Markets Fund                 1.60%             .40%6              .98%7         .58%7    1.56%

Global Hedged
    Equity Fund                        .60%            1.40%5              .61%          .19%4     .80%

Domestic Bond Fund                     None             None               .21%          .04%4     .25%

Short-Term Income Fund                 None             None               .01%13        .19%      .20%13

International Bond Fund                .15%             None               .19%          .21%      .40%

Currency Hedged
    International Bond Fund            .15%             None               .28%          .12%4     .40%

Global Bond Fund                       .15%             None               .05%          .29%12    .34%

Emerging Country
    Debt Fund                          .50%             .25%8              .29%          .21%10    .50%

Core Emerging Country
   Debt Fund                           .40%             None               .00%          .45%12    .45%


                         SCHEDULE OF FEES AND EXPENSES (Continued)

                                                             EXAMPLES

                                  You would pay the following
                                  expenses on a $1,000 invest-      You would pay the following
                                  ment assuming 5% annual           expenses on the same
                                  return with redemption at the     investment assuming no
                                  end of each time period:          redemption:

                                  1Yr.    3 Yr.   5 Yr.    10 Yr.   1 Yr.   3 Yr.   5 Yr.    10 Yr.

Core Fund                         $7      $17     $29      $62      $7      $17     $29      $62

Tobacco-Free Core Fund            $7      $17     $29      $62      $7      $17     $29      $62

Value Allocation Fund             $8      $21     $35      $78      $8      $21     $35      $78

Growth Allocation Fund            $7      $17     $29      $62      $7      $17     $29      $62

U.S. Sector Allocation Fund       $7      $17     $29      $62      $7      $17     $29      $62

Core II Secondaries Fund          $20     $31     $43      $79      $12     $23     $34      $67

Fundamental Value Fund            $9      $25     $43      $94      $9      $25     $43      $94

International Core Fund           $15     $29     $46      $93      $15     $29     $46      $93

Currency Hedged
  International Core Fund         $15     $29                       $15     $29

Foreign Fund                      $8      $24                       $8      $24

International Small
    Companies Fund                $28     $45     $63      $117     $20     $36     $54      $106

Japan Fund                        $20     $40     $61      $122     $13     $32     $53      $112

Emerging Markets Fund             $36     $69     $104     $204     $32 1   $65     $100     $199

Global Hedged
    Equity Fund                   $29     $47     $67      $125     $14     $31     $50      $104

Domestic Bond Fund                $3      $8      $14      $32      $3      $8      $14      $32

Short-Term Income Fund            $2      $6      $11      $26      $2      $6      $11      $26

International Bond Fund           $6      $14     $24      $52      $6      $14     $24      $52

Currency Hedged
    International Bond Fund       $6      $14     $24      $52      $6      $14     $24      $52

Global Bond Fund                  $5      $12                       $5      $12

Emerging Country
    Debt Fund                     $13     $24     $36      $71      $10     $21     $33      $68

Core Emerging Country
   Debt Fund                      $9      $18                       $9      $18


                          SCHEDULE OF FEES AND EXPENSES
                                   Footnotes

1 Applies only with respect to certain cash transactions as set forth under the heading "Purchase of Shares". The Manager may waive purchase premiums if there are minimal brokerage and transaction costs incurred in connection with the purchase. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, in the case of in-kind purchases involving transfers of large positions in markets where the costs of re-registration and/or other transfer expenses are high, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund and Global Hedged Equity Fund may each charge a premium of 0.10% and the Emerging Markets Fund may charge a premium of 0.20%.

2 The Manager may waive redemption fees as set forth under the heading "Redemption of Shares" if there are minimal brokerage and transaction costs incurred in connection with the redemption.

3 The Manager has voluntarily undertaken to reduce its management fees and to bear certain expenses with respect to each Fund until further notice to the extent that a Fund's total annual operating expenses (excluding brokerage commissions, extraordinary expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Japan Fund, Emerging Markets Fund and Global Hedged Equity Fund, excluding custodial fees; and, in the case of the Global Hedged Equity Fund only, also excluding hedging transaction fees) would otherwise exceed the percentage of that Fund's daily net assets specified below. Therefore so long as the Manager agrees so to reduce its fee and bear certain expenses, total annual operating expenses (subject to such exclusions) of the Fund will not exceed these stated limitations. The Manager has also voluntarily undertaken, until further notice, to limit its management fee for the Emerging Markets Fund to 0.98% regardless of the total operating expenses of the Fund. Absent such undertakings, management fees for each Fund and the annual operating expenses for each Fund would be as shown below.

                                                                           Total Fund
                                           Voluntary       Management       Operating
                                            Expense        Fee (Absent       Expenses
      Fund                                   Limit           Waiver)     (Absent Waiver)
Core Fund                                   .48%             .525%             .553%

Tobacco-Free Core Fund                      .48%             .50%              .75%

Value Allocation Fund                       .61%             .70%              .75%

Growth Allocation Fund                      .48%             .50%              .56%

U.S. Sector Allocation Fund                 .48%             .49%              .57%

Core II Secondaries Fund                    .48%             .50%              .59%

Fundamental Value Fund                      .75%             .75%              .82%

International Core Fund                     .69%             .75%              .84%

Currency Hedged
  International Core Fund                   .69%             .75%             1.01%

Foreign Fund                                .75%             .75%              .93%

International Small Companies Fund          .75%            1.25%             1.54%

Japan Fund                                  .69%             .75%             1.05%

Emerging Markets Fund                      1.20%            1.00%             1.58%

Global Hedged Equity Fund                   .65%             .65%              .84%

Domestic Bond Fund                          .25%             .25%              .29%

Short-Term Income Fund                      .20%             .25%              .44%

International Bond Fund                     .40%             .40%              .61%

Currency Hedged International
  Bond Fund                                 .40%             .50%              .62%

Global Bond Fund                            .34%             .35%              .64%

Emerging Country Debt Fund                  .50%             .50%              .71%

Core Emerging Country Debt Fund             .45%             .45%              .90%

4 Based on estimated amounts for the Fund's first complete fiscal year based on actual expenses incurred through August 31, 1995.

5 May be reduced if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests.

6 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

7 Figure based on actual expenses for the fiscal year ended February 28, 1995 but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change was effective as of June 27, 1995.

8 Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

9   Restated to reflect higher expenses anticipated for the current fiscal year.

10  Based on expenses during the period ended February 28, 1995.

11 Figure based on actual expenses for the fiscal year ended February 28, 1995, but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change is effective as of the date of this prospectus.

12  Based on estimated amounts for the Fund's first fiscal year.

13 Figure based on actual expenses for the fiscal year ended Feburary 28,1995, but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change was effective February 7, 1996.

    Unless otherwise noted, Annual Fund Operating Expenses shown are actual expenses for the year ended February 28, 1995. Where a purchase premium and/or redemption fee is indicated as being charged by a Fund in certain instances, the foregoing examples assume the payment of such purchase premium and/or redemption fee even though such purchase premium and/or redemption fee is not applicable in all cases. (See "Purchase of Shares" and "Redemption of Shares").

    The purpose of the foregoing tables is to assist in understanding the various costs and expenses of each Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND EXPENSE NUMBERS USED ARE NOT REPRESENTATIONS OF FUTURE PERFORMANCE OR EXPENSES: SUBJECT TO THE MANAGER'S UNDERTAKING TO WAIVE ITS FEE AND/OR BEAR CERTAIN EXPENSES FOR EACH FUND AS DESCRIBED IN THE FOREGOING TABLES, ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.